RESEARCH TAX CREDIT (Details Textual) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Income Tax Reconciliation, Tax Credits, Research	$ 1,037,000	$ 1,204,000	$ 3,782,000	$ 3,721,000